Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		€ (4,590)	€ (4,491)
Proceeds from sale of investments accounted for using equity method		67	116	€ 245
Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(17)	(17)
Financial assets at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		(7)	(6)
Financial assets at fair value through other comprehensive income [member] | Loans and receivables, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provisions		€ (3)	€ (5)
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments		3.07%
Proceeds from sale of investments accounted for using equity method	€ 880
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments		13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital		5.00%

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.